PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Summary of Property, plant and equipment

	As of December 31,
	2020	2021	2022
Furniture, fixture and equipment	2,359	2,458	2,921
Leasehold improvement	4,260	5,280	6,456
Less: accumulated depreciation	(3,184)	(3,686)	(4,597)
	3,435	4,052	4,780